INVESTMENTS IN TRADING SECURITIES - Schedule of investment of reported as trading securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Net gain (loss) on trading securities	$ (58,197)	$ 360,754	$ 714,523
Impairment loss on trading securities	(1,336,501)	0	(211,018)
Other	0	0	19,999
Total gain (loss) on investments	$ (1,394,698)	$ 360,754	$ 523,504